Bank credit lines, loan facilities and notes - Schedule of Movement on Debt Instrument (Details) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Drawdown	$ 50,000				$ 50,000
Repayment	(57,440)				(330,000)
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Drawdown	50,000	$ 75,000	$ 50,000	$ 143,000	50,000	$ 318,000
Repayment	(50,000)	(75,000)	(50,000)	(193,000)	(55,000)	(373,000)
Closing Balance	$ 0	$ 0	$ 0	$ 0	$ 50,000	$ 0	$ 55,000